UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2011

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2011

www.plumbfunds.com

PLUMB FUNDS

September 30, 2011

Dear Fellow Shareholders:

For the six months ended September 30, 2011, the Plumb Balanced Fund returned -10.89%, and the Plumb Equity Fund returned -16.40%. Over the same period, the 55/35/10 blend of the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Bond Index, and the MSCI EAFE Index, the Balanced Fund’s benchmark, returned -8.21%, and the 90/10 blend of the S&P 500 Index and the MSCI EAFE Index, the Equity Fund’s benchmark, was down -14.34%.

Stock market losses were driven by continued deterioration in Europe and fears of contagion. European banks hold substantial amounts of the sovereign debt of Greece, Portugal, Italy, Spain, and Ireland, but do not hold any security against their debt. As the debt of these nations deteriorates, so does the solvency of the institutions that hold their debt. Europe has been slow to address the problem. Eurozone countries recently approved an expansion of the Euro-area rescue fund, granting powers to buy bonds in secondary markets, enabling banks to recapitalize, and offering precautionary credit lines. Yet there is still much to be done. Greece will almost certainly default, but whether a Greek default spreads to other peripheral European nations remains to be seen.

The Federal Reserve (Fed) recognizes the threat created by these problems in the Eurozone and is taking additional measures to safeguard our economy. The Fed recently announced a program to start selling its short-term holdings of Treasuries and reinvest the proceeds into long-term Treasuries. The idea behind the strategy, dubbed “Operation Twist” by the media, is to bring down long-term yields which should motivate investors to buy higher-risk assets such as corporate bonds or equities. The Fed also announced that it will reinvest the proceeds of its maturing agency and mortgage-backed securities into other mortgage-backed securities instead of Treasuries. Yields on the 30-year Treasury have since fallen below 3% for the first time since January 2009. Ten-year yields also dropped substantially, and 30-year mortgage rates are at historic lows under 4%, lending support to the suggestion that the move had the desired effect of reducing long-term interest rates.

Despite the problems in Europe, economic data suggest the U.S. economy is holding up. The Bureau of Economic Analysis reported that gross domestic product increased at a 1.3% real annual rate in the second quarter, revised up from the previously reported 1.0% increase. It was still a weak quarter, but the internal numbers were positive: the contributions from consumption and trade were revised up and the contribution from “change in private inventories” was revised down. The University of Michigan consumer sentiment index increased to 59.4 from 55.7 in August, which is still very weak, but above the consensus forecast of 57.8. The improvement in consumer sentiment is likely attributable to the drop in gas prices over the past few weeks, which should help spur consumer spending.

We are in a highly uncertain and slow growth economy. With that in mind, we have attempted to remain conservatively positioned, both in our fixed income and equity allocation. We continue to believe we are in the later stages of a 30-year bond market rally. Small increases in interest rates could have dramatic negative consequences for long-term bond holders. We have positioned the fixed income holdings in the Plumb Balanced Fund toward the short to medium length maturities that should help us prepare for a higher interest rate environment.

PLUMB FUNDS

We remain focused on global diversification in the stock portion of the Plumb Funds. Through allocation to international companies and small, medium, and large domestic companies, we feel we are well positioned to participate in long-term growth. We continue to look for opportunities to invest in alternative strategies such as commodities to hedge against future inflation.

We thank you for your support.

Thomas G. Plumb

Past performance is not a guarantee of future results.

Opinions expressed are those of Thomas Plumb and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. You cannot invest directly in an index.

The funds may invest indirectly in commodities such as gold and silver, which involve additional risks, such as the possibility for substantial price fluctuations over a short period of time.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS
Expense Example
September 30, 2011  (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS
Expense Example
September 30, 2011 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2011 to
	April 1, 2011	September 30, 2011	September 30, 2011
Actual	$1,000.00	$891.10	$5.91
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.75	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2011 to
	April 1, 2011	September 30, 2011	September 30, 2011
Actual	$1,000.00	$836.00	$6.43
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

PLUMB FUNDS
Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2011
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Equity Fund
Investments by Asset Allocation as of September 30, 2011
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS – 64.87%
Beverage and Tobacco Product Manufacturing – 2.05%
PepsiCo, Inc.	14,000	$866,600

Chemical Manufacturing – 9.02%
Abbott Laboratories	19,000	971,660
Air Products & Chemicals, Inc.	7,000	534,590
E.I. du Pont de Nemours and Company	10,000	399,700
Johnson & Johnson	13,500	860,085
Merck & Company, Inc.	14,000	457,940
Teva Pharmaceutical Industries Ltd. – ADR	16,000	595,520
		3,819,495
Computer and Electronic Product Manufacturing – 7.08%
Apple, Inc. (a)	3,000	1,143,540
Cisco Systems, Inc.	18,000	278,820
ION Geophysical Corporation (a)	100,000	473,000
Microchip Technology, Inc.	24,500	762,195
Qualcomm, Inc.	7,000	340,410
		2,997,965
Couriers and Messengers – 1.49%
United Parcel Service, Inc. – Class B	10,000	631,500

Credit Intermediation and Related Activities – 4.93%
Citigroup, Inc.	22,000	563,640
Discover Financial Services	38,000	871,720
Visa, Inc. – Class A	7,600	651,472
		2,086,832
Electrical Equipment, Appliance, and
Component Manufacturing – 1.36%
Emerson Electric Company	14,000	578,340

Food Services and Drinking Places – 1.35%
McDonald’s Corporation	6,500	570,830

General Merchandise Stores – 1.62%
Kohl’s Corporation	14,000	687,400

Health and Personal Care Stores – 2.06%
CVS Caremark Corporation	26,000	873,080

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Insurance Carriers and Related Activities – 0.66%
Greenlight Capital Re, Ltd. (a) (b)	13,500	$279,990

Machinery Manufacturing – 2.23%
General Electric Company	62,000	944,880

Merchant Wholesalers, Nondurable Goods – 3.09%
The Procter & Gamble Company	13,600	859,248
Universal Corporation	12,500	448,250
		1,307,498
Miscellaneous Manufacturing – 1.92%
3M Company	6,000	430,740
CareFusion Corporation (a)	16,000	383,200
		813,940
Oil and Gas Extraction – 0.74%
ATP Oil & Gas Corporation (a)	40,710	313,874

Other Information Services – 1.98%
Google Inc. (a)	1,630	838,439

Petroleum and Coal Products Manufacturing – 6.79%
BP PLC – ADR	20,000	721,400
Chevron Corporation	9,000	832,680
ConocoPhillips	10,000	633,200
Exxon Mobil Corporation	9,500	689,985
		2,877,265
Pipeline Transportation – 1.72%
TransCanada Corporation (b)	18,000	728,820

Primary Metal Manufacturing – 1.21%
RTI International Metals, Inc. (a)	22,000	513,040

Printing and Related Support Activities – 0.64%
Quad/Graphics, Inc.	15,000	271,050

Professional, Scientific, and Technical Services – 0.75%
Global Geophysical Services, Inc. (a)	40,000	318,800

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Publishing Industries – 1.83%
Microsoft Corporation	15,000	$373,350
Oracle Corporation	14,000	402,360
		775,710
Rail Transportation – 1.32%
CSX Corporation	30,000	560,100

Support Activities for Mining – 1.41%
Transocean Ltd. (b) (c)	12,500	596,750

Telecommunications – 2.18%
Vodafone Group PLC – ADR	36,000	923,400

Transportation Equipment Manufacturing – 5.44%
Ford Motor Company (a)	60,000	580,200
General Motors Company (a)	26,000	524,680
Johnson Controls, Inc.	27,500	725,175
Visteon Corporation (a)	11,000	473,000
		2,303,055
TOTAL COMMON STOCKS
(Cost $28,120,970)		27,478,653

PUBLICLY-TRADED PARTNERSHIPS – 0.57%
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.57%
Fortress Investment Group, LLC – Class A (a)	80,000	240,800

TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $474,119)		240,800

PREFERRED SECURITIES – 2.48%
Oil and Gas Extraction – 1.19%
ATP Oil & Gas Corporation, Series B, 8.00%	8,500	505,665

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Shares	Value
PREFERRED SECURITIES (Continued)
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.29%
The Goldman Sachs Group, Inc., Series D
4.000%, perpetual (c)	30,000	$545,400

TOTAL PREFERRED SECURITIES
(Cost $1,320,411)		1,051,065

EXCHANGE-TRADED FUNDS – 0.71%
Funds, Trusts, and Other Financial Vehicles – 0.34%
iShares Silver Trust (a)	5,000	144,650

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.37%
SPDR Gold Trust (a)	1,000	158,080

TOTAL EXCHANGE-TRADED FUNDS
(Cost $226,571)		302,730

	Principal
	Amount
CONVERTIBLE BONDS – 2.29%
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.70%
The NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	$700,000	719,250

Specialty Trade Contractors – 0.59%
Transocean, Inc., Series B
1.500%, 12/15/2037 (b)	250,000	247,813

TOTAL CONVERTIBLE BONDS
(Cost $916,720)		967,063

CORPORATE BONDS – 24.18%
Administrative and Support Services – 1.12%
Lender Processing Services, Inc.
8.125%, 07/01/2016	500,000	472,500

Chemical Manufacturing – 1.25%
Biogen Idec, Inc.
6.000%, 03/01/2013	500,000	529,159

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Computer and Electronic
Product Manufacturing – 1.15%
Nokia Corporation
5.375%, 05/15/2019 (b)	$500,000	$488,450

Credit Intermediation and Related Activities – 2.74%
Block Financial LLC
7.875%, 01/15/2013	500,000	524,116
CIT Group, Inc.
7.000%, 05/01/2014	105,597	107,841
Zions Bancorporation
7.750%, 09/23/2014	500,000	527,459
		1,159,416
Funds, Trusts, and Other Financial Vehicles – 2.47%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	532,291
Hospitality Properties Trust
6.750%, 02/15/2013	500,000	512,182
		1,044,473
Health and Personal Care Stores – 2.06%
CVS Pass-Through Trust
6.943%, 01/10/2030	303,506	341,955
Medco Health Solutions, Inc.
6.125%, 03/15/2013	500,000	530,846
		872,801
Insurance Carriers and Related Activities – 1.18%
Prudential Financial, Inc.
5.500%, 09/15/2019	500,000	500,083

Machinery Manufacturing – 1.85%
General Electric Company
5.000%, 02/01/2013	750,000	785,751

Merchant Wholesalers, Nondurable Goods – 1.31%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	555,374

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Mining (except Oil and Gas) – 1.27%
Freeport-McMoRan Copper & Gold Inc.
8.375%, 04/01/2017	$500,000	$536,841

Oil and Gas Extraction – 1.34%
Noble Holding International Limited
7.375%, 03/15/2014 (b)	500,000	565,552

Paper Manufacturing – 1.24%
Sealed Air Corporation
7.875%, 06/15/2017	500,000	526,193

Petroleum and Coal Products Manufacturing – 1.27%
Owens Corning
6.500%, 12/01/2016	500,000	539,961

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 3.49%
The Goldman Sachs Group, Inc. – Series D
5.375%, 03/15/2020	500,000	497,370
Morgan Stanley
5.000%, 08/31/2025 (c)	500,000	488,311
5.000%, 08/19/2025 (c)	500,000	490,812
		1,476,493
Utilities – 0.44%
Alliant Energy Corporation
4.000%, 10/15/2014	180,000	187,595

TOTAL CORPORATE BONDS
(Cost $10,094,108)		10,240,642

U.S. GOVERNMENT AGENCY ISSUES – 1.77%
Federal National Mortgage Association
2.000%, 07/29/2030 (c)	750,000	750,643

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $731,250)		750,643

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Principal
	Amount	Value
MUNICIPAL BONDS – 0.55%
West Virginia State Job Investment Trust Board –
Series 2003B 0.000%, 06/12/2013	$250,000	$233,772

TOTAL MUNICIPAL BONDS
(Cost $233,991)		233,772

	Contracts
CALL OPTIONS PURCHASED – 0.97%
Computer and Electronic Product Manufacturing – 0.97%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	200	412,500
TOTAL CALL OPTIONS PURCHASED
(Cost $471,753)		412,500

	Shares
SHORT-TERM INVESTMENTS – 2.62%
Money Market Funds – 2.62%
STIT-STIC Prime Portfolio 0.035% (c)	1,109,251	1,109,251

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,109,251)		1,109,251

Total Investments
(Cost $43,699,144) – 101.01%		42,787,119
Liabilities in Excess of Assets – (1.01%)		(426,013)
TOTAL NET ASSETS – 100.00%		$42,361,106

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Cayman Islands 2.00%, Switzerland 1.99%, Canada 1.72%, Finland 1.15%.
(c)	Variable rate security. The rate listed is as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS – 95.42%
Beverage and Tobacco Product Manufacturing – 2.98%
PepsiCo, Inc.	9,000	$557,100
Chemical Manufacturing – 10.82%
Abbott Laboratories	11,700	598,338
Air Products & Chemicals, Inc.	7,000	534,590
Johnson & Johnson	9,000	573,390
Teva Pharmaceutical Industries Ltd. – ADR	8,500	316,370
		2,022,688
Computer and Electronic Product Manufacturing – 9.49%
Apple, Inc. (a)	2,000	762,360
Cisco Systems, Inc.	10,000	154,900
ION Geophysical Corporation (a)	60,000	283,800
Microchip Technology, Inc.	12,200	379,542
Qualcomm, Inc.	4,000	194,520
		1,775,122
Couriers and Messengers – 2.03%
United Parcel Service, Inc. – Class B	6,000	378,900

Credit Intermediation and Related Activities – 8.73%
Citigroup, Inc.	20,000	512,400
Discover Financial Services	26,000	596,440
Visa, Inc. – Class A	6,100	522,892
		1,631,732
Electrical Equipment, Appliance, and
Component Manufacturing – 2.21%
Emerson Electric Company	10,000	413,100

Food Services and Drinking Places – 1.88%
McDonald’s Corporation	4,000	351,280

General Merchandise Stores – 2.89%
Kohl’s Corporation	11,000	540,100

Health and Personal Care Stores – 2.87%
CVS Caremark Corporation	16,000	537,280

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Insurance Carriers and Related Activities – 0.89%
Greenlight Capital Re, Ltd. (a) (b)	8,000	$165,920

Machinery Manufacturing – 3.59%
General Electric Company	44,000	670,560

Merchant Wholesalers, Nondurable Goods – 4.63%
Alliance One International, Inc. (a)	50,000	122,000
The Procter & Gamble Company	7,800	492,804
Universal Corporation	7,000	251,020
		865,824
Miscellaneous Manufacturing – 2.94%
3M Company	5,000	358,950
CareFusion Corporation (a)	8,000	191,600
		550,550
Oil and Gas Extraction – 1.52%
ATP Oil & Gas Corporation (a)	37,000	285,270

Other Information Services – 2.56%
Google Inc. (a)	930	478,373

Petroleum and Coal Products Manufacturing – 10.12%
BP PLC – ADR	14,000	504,980
Chevron Corporation	5,500	508,860
ConocoPhillips	7,000	443,240
Exxon Mobil Corporation	6,000	435,780
		1,892,860
Pipeline Transportation – 2.16%
TransCanada Corporation (b)	10,000	404,900

Primary Metal Manufacturing – 2.37%
RTI International Metals, Inc. (a)	19,000	443,080

Printing and Related Support Activities – 1.21%
Quad/Graphics, Inc.	12,500	225,875

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Professional, Scientific, and Technical Services – 1.79%
Global Geophysical Services, Inc. (a)	42,000	$334,740

Publishing Industries – 3.38%
Microsoft Corporation	15,000	373,350
Oracle Corporation	9,000	258,660
		632,010
Rail Transportation – 2.00%
CSX Corporation	20,000	373,400

Support Activities for Mining – 2.17%
Transocean Ltd. (b)	8,500	405,790

Telecommunications – 3.02%
Vodafone Group PLC – ADR	22,000	564,300

Transportation Equipment Manufacturing – 7.17%
Ford Motor Company (a)	30,000	290,100
General Motors Company (a)	12,000	242,160
Johnson Controls, Inc.	16,000	421,920
Visteon Corporation (a)	9,000	387,000
		1,341,180
TOTAL COMMON STOCKS
(Cost $18,339,712)		17,841,934

PUBLICLY-TRADED PARTNERSHIPS – 0.48%
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.48%
Fortress Investment Group LLC – Class A (a)	30,000	90,300
TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $176,596)		90,300

EXCHANGE-TRADED FUNDS – 1.80%
Funds, Trusts, and Other Financial Vehicles – 0.62%
iShares Silver Trust (a)	4,000	115,720

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2011 (Unaudited) (Continued)
	Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.18%
SPDR Gold Trust (a)	1,400	$221,312
TOTAL EXCHANGE-TRADED FUNDS
(Cost $260,219)		337,032

	Contracts
CALL OPTIONS PURCHASED – 1.87%
Computer and Electronic
Product Manufacturing – 1.66%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	150	309,375

Oil and Gas Extraction – 0.21%
Petroleo Brasileiro S.A. – ADR
Expiration: 01/19/2013, Exercise Price $25 (a)	125	39,375

TOTAL CALL OPTIONS PURCHASED
(Cost $493,358)		348,750

	Shares
SHORT-TERM INVESTMENTS – 3.02%
Money Market Funds – 3.02%
STIT-STIC Prime Portfolio 0.035% (c)	564,626	564,626

TOTAL SHORT-TERM INVESTMENTS
(Cost $564,626)		564,626
Total Investments
(Cost $19,834,511) – 102.59%		19,182,642
Liabilities in Excess of Assets – (2.59%)		(484,482)
TOTAL NET ASSETS – 100.00%		$18,698,160

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign concentration was as follows: Switzerland 2.17%, Canada 2.17%, Cayman Islands 1.05%.
(c)	Variable rate security. The rate listed is as of September 30, 2011.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Assets and Liabilities
September 30, 2011 (Unaudited)
	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$42,787,119	$19,182,642
Dividends and interest receivable	172,666	15,978
Receivable for fund shares sold	80,000	13,000
Prepaid assets	10,988	7,751
Total Assets	43,050,773	19,219,371

Liabilities
Payable for investments purchased	608,928	481,275
Payable for fund shares redeemed	7,691	4,191
Accrued distribution fee	16,913	7,542
Payable to Advisor (a)	13,817	6,742
Administrative & accounting services fee payable (a)	7,197	3,219
Accrued expenses and other liabilities	35,121	18,242
Total Liabilities	689,667	521,211
Net Assets	$42,361,106	$18,698,160

Net Assets Consist Of:
Paid in capital	55,808,662	24,800,638
Accumulated net investment income	523,054	32,557
Accumulated net realized loss	(13,058,585)	(5,483,166)
Net unrealized depreciation on investments	(912,025)	(651,869)
Net Assets	$42,361,106	$18,698,160

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,667,503	1,273,785
Net asset value, offering and
redemption price per share	$15.88	$14.68

* Cost of Investments	$43,699,144	$19,834,511

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Operations
For the Six Months Ended September 30, 2011 (Unaudited)
	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $4,197 and $1,994, respectively)	$352,766	$152,767
Interest	283,394	142
Total Investment Income	636,160	152,909
Expenses:
Investment Advisor’s fee (a)	145,237	56,306
Distribution fees	55,861	21,656
Administrative & accounting service fees (a)	44,689	17,325
Legal fees	18,783	6,718
Administration fee	4,209	2,843
Transfer agent fees and expenses	19,116	11,343
Fund accounting fees	15,563	13,359
Registration fees	7,333	5,243
Trustee fees and expenses	11,041	3,965
Audit and tax fees	10,415	3,888
Custody fees	4,050	3,973
Insurance expense	5,019	1,962
Printing and mailing expense	2,928	1,151
Other expenses	700	340
Total expenses before waiver	344,944	150,072
Less: Fees waived/reimbursed by Advisor (a)	(64,941)	(28,457)
Net expenses	280,003	121,615
Net Investment Income	356,157	31,294
Realized and Unrealized Gain (Loss):
Net realized gain (loss):
Investments	792,326	344,556
Options	—	(133,888)
Net change in unrealized
appreciation (depreciation):
Investments	(6,142,017)	(3,251,360)
Options	(83,972)	(170,674)
Net realized and unrealized
loss on investments	(5,433,663)	(3,211,366)
Net Decrease in Net Assets
Resulting from Operations	$(5,077,506)	$(3,180,072)

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Statements of Changes in Net Assets
	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2011	2011
	(Unaudited)
Operations:
Net investment income	$356,157	$759,506
Net realized gain on investments	792,326	2,162,222
Net change in unrealized appreciation
(depreciation) on investments and options	(6,225,989)	1,276,033
Net increase (decrease) in net assets
resulting from operations	(5,077,506)	4,197,761

Dividends And Distributions To Shareholders:
Net investment income	—	(895,239)
Total dividends and distributions	—	(895,239)

Capital Share Transactions:
Proceeds from shares sold	5,321,748	4,378,229
Shares issued in reinvestment of dividends	—	424,112
Cost of shares redeemed	(2,508,678)	(7,955,658)
Net increase (decrease) in net assets
from capital share transactions	2,813,070	(3,153,317)
Total increase (decrease) in net assets	(2,264,436)	149,205

Net Assets:
Beginning of period	44,625,542	44,476,337
End of period*	$42,361,106	$44,625,542

* Including undistributed net
investment income of	$523,054	$166,897

Change In Shares Outstanding:
Shares sold	307,315	256,862
Shares issued in reinvestment of dividends	—	24,777
Shares redeemed	(144,457)	(483,555)
Net increase (decrease)	162,858	(201,916)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Statements of Changes in Net Assets
	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2011	2011
	(Unaudited)
Operations:
Net investment income	$31,294	$71,140
Net realized gain on investments	210,668	1,069,650
Net change in unrealized appreciation
(depreciation) on investments and options	(3,422,034)	847,003
Net increase (decrease) in net assets
resulting from operations	(3,180,072)	1,987,793

Dividends And Distributions To Shareholders:
Net investment income	—	(120,439)
Total dividends and distributions	—	(120,439)

Capital Share Transactions:
Proceeds from shares sold	7,603,897	3,808,024
Shares issued in reinvestment of dividends	—	57,540
Cost of shares redeemed	(3,047,434)	(3,817,351)
Net increase in net assets
from capital share transactions	4,556,463	48,213
Total increase in net assets	1,376,391	1,915,567

Net Assets:
Beginning of period	17,321,769	15,406,202
End of period*	$18,698,160	$17,321,769

* Including undistributed net
investment income of	$32,557	$1,263

Change In Shares Outstanding:
Shares sold	465,713	241,514
Shares issued in reinvestment of dividends	—	3,438
Shares redeemed	(178,308)	(236,738)
Net increase	287,405	8,214

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Financial Highlights
	For the		For the			For the Period
	Six Months		Years Ended			May 24, 2007*
	Ended		March 31,			through
	September 30,					March 31,
	2011		2011	2010	2009	2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)
Net asset value,
beginning of period	$17.82		$16.43	$12.72	$17.52	$20.00
Operations:
Net investment income(1)	0.13		0.31	0.33	0.37	0.28
Net realized and
unrealized gain (loss)	(2.07)		1.44	3.73	(4.80)	(2.55)
Total from investment
operations	(1.94)		1.75	4.06	(4.43)	(2.27)
Dividends and distributions
to shareholders:
Dividends from net
investment income	—		(0.36)	(0.35)	(0.37)	(0.21)
Total dividends
and distributions	—		(0.36)	(0.35)	(0.37)	(0.21)
Change in net asset
value for the period	(1.94)		1.39	3.71	(4.80)	(2.48)
Net asset value,
end of period	$15.88		$17.82	$16.43	$12.72	$17.52
Total return(4)	(10.89	)%(2)	10.76%	32.01%	(25.33)%	(11.44	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Financial Highlights (Continued)
	For the		For the			For the Period
	Six Months		Years Ended			May 24, 2007*
	Ended		March 31,			through
	September 30,					March 31,
	2011		2011	2010	2009	2008
	(Unaudited)
Ratios/supplemental data
Net assets, end of period (000)	$42,361		$44,626	$44,476	$34,754	$55,701
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.54	%(3)	1.56%	1.64%	1.57%	1.56	%(3)
After expense
reimbursement
and waivers(5)	1.25	%(3)	1.21%	1.10%	1.10%	1.10	%(3)
Ratio of net investment income
to average net assets:
After expense
reimbursement
and waivers(5)	1.59	%(3)	1.79%	2.15%	2.19%	1.78	%(3)
Portfolio turnover rate	29	%(2)	85%	54%	63%	51	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agree to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Financial Highlights
	For the		For the			For the Period
	Six Months		Years Ended			May 24, 2007*
	Ended		March 31,			through
	September 30,					March 31,
	2011		2011	2010	2009	2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)
Net asset value,
beginning of period	$17.56		$15.75	$11.31	$16.49	$20.00
Operations:
Net investment income(1)	0.02		0.07	0.14	0.10	0.08
Net realized and
unrealized gain (loss)	(2.90)		1.86	4.45	(5.17)	(3.50)
Total from investment
operations	(2.88)		1.93	4.59	(5.07)	(3.42)
Dividends and distributions
to shareholders:
Dividends from net
investment income	—		(0.12)	(0.15)	(0.11)	(0.09)
Total dividends
and distributions	—		(0.12)	(0.15)	(0.11)	(0.09)
Change in net asset
value for the period	(2.88)		1.81	4.44	(5.18)	(3.51)
Net asset value,
end of period	$14.68		$17.56	$15.75	$11.31	$16.49
Total return(4)	(16.40	)%(2)	12.31%	40.66%	(30.81)%	(17.14	)%(2)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Financial Highlights (Continued)
	For the		For the			For the Period
	Six Months		Years Ended			May 24, 2007*
	Ended		March 31,			through
	September 30,					March 31,
	2011		2011	2010	2009	2008
	(Unaudited)
Ratios/supplemental data
Net assets,
end of period (000)	$18,698		$17,322	$15,406	$10,883	$17,629
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.73	%(3)	1.85%	2.18%	2.14%	2.10	%(3)
After expense
reimbursement
and waivers(5)	1.40	%(3)	1.35%	1.20%	1.20%	1.20	%(3)
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers(5)	0.36	%(3)	0.46%	0.98%	0.65%	0.56	%(3)
Portfolio turnover rate	35	%(2)	111%	73%	83%	67	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Effective July 1, 2010, the Advisor contractually agree to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company.  The Company was organized as a Maryland corporation on April 3, 2007.  The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value.  The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”).  The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective.  The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  On February 28, 2011, the indirect parent of the Advisor combined with SVA Wealth Management, Inc. and related entities to form SVA Plumb Financial, LLC.  Notwithstanding the merger, the Advisor continues to be controlled by Thomas G. Plumb indirectly through TGP, Inc., and no new person or entity controls the Advisor.  The merger did not result in any change in the portfolio managers or other personnel of the Advisor who are responsible for the Funds’ operations or in the business operations of the Funds or the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

Equity securities, including common stocks, publicly-traded partnerships, foreign issued common stocks, preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq, are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.  If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing prices provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Listed options for which no sale was reported on that date are valued at their evaluated mean prices as furnished by the independent pricing services and generally will be classified as a Level 2 security.  These securities are typically valued using market observable data such as broker quotes, bid and ask offers, and market quotes for the underlying equities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds,  and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services, including services using matrix pricing formulas as well as market transactions and/or independent broker bid quotations.  The significant inputs of these matrix pricing formulas include coupons, ratings, maturities, and other fundamental data relating to the issuer.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of September 30, 2011, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stocks*	$27,478,653	$—	$—	$27,478,653
Publicly-Traded
Partnerships*	240,800	—	—	240,800
Preferred Securities*	1,051,065	—	—	1,051,065
Exchange-Traded Funds*	302,730	—	—	302,730
Convertible Bonds*	—	967,063	—	967,063
Corporate Bonds*	—	10,240,642	—	10,240,642
U.S. Government
Agency Issues	—	750,643	—	750,643
Municipal Bonds	—	233,772	—	233,772
Purchased Options*	—	412,500	—	412,500
Money Market Funds	1,109,251	—	—	1,109,251
Total	$30,182,499	$12,604,620	$—	$42,787,119

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stocks*	$17,841,934	$—	$—	$17,841,934
Publicly-Traded
Partnerships*	90,300	—	—	90,300
Exchange-Traded Funds*	337,032	—	—	337,032
Purchased Options*	39,375	309,375	—	348,750
Money Market Funds	564,626	—	—	564,626
Total	$18,873,267	$309,375	$—	$19,182,642

*	For detailed industry descriptions, refer to the Schedule of Investments.

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.  The following transfer was made from Level 2 to Level 1 as of September 30, 2011:

Purchased
Options
The Plumb Equity Fund:
Transfer into Level 1 from Level 2	$39,375

The transfer was made into Level 1 because the security was being priced by an independent pricing service observable inputs and is now being priced using quoted prices in an active market for the security.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended September 30, 2011, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2007.

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Options:

Each of the Funds may purchase call or put options on securities and indices and enter into related closing transactions.  Each of the Funds may engage in transactions in options either for bona fide hedging purposes or to seek to increase total return.  During the period ended September 30, 2011, the Funds invested in purchased call options in an attempt to achieve increased total returns.  As a holder of a call option, a Fund pays a non-refundable premium to the seller for the right, but not the obligation, to purchase a security at a fixed price (the exercise price) during the specified period (exercise period).  As a holder of a put option, a Fund pays a non-refundable premium for the right, but not the obligation, to sell a security at the exercise price during the exercise period.  The premium that a Fund pays when purchasing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

The counterparty risk associated with purchased options is minimal because the options are exchange-traded, and the Options Clearing Corporation guarantees performance to selling and purchasing clearing members.

If a purchased call option is exercised by a Fund, the premium is added to the cost basis of the security purchased, which will subsequently decrease the gain or increase the loss recognized at the time of sale.  If a purchased put option is exercised by the Fund, the premium is deducted from the proceeds of the sale of the underlying security in determining whether the Fund has realized a gain or loss.

The Plumb Balanced and Plumb Equity Funds’ derivative instruments at September 30, 2011 consisted solely of purchased options–equity contracts.  The fair value of these derivative instruments are included in “Investments, at value” on the Statements of Assets and Liabilities.  The fair value of purchased options at September 30, 2011 was $412,500 for the Plumb Balanced Fund and $348,750 for the Plumb Equity Fund.

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2011 is summarized below.

The Plumb Balanced Fund and the Plumb Equity Fund had realized gains (losses) on purchased options–equity contracts of $0 and $(133,888), respectively, and are presented in “Net realized gain (loss): Options” in the Statements of Operations.

The Plumb Balanced Fund and the Plumb Equity Fund had changes in unrealized depreciation of purchased options–equity contracts of $(83,972) and $(170,674), respectively, and are presented in “Net change in unrealized appreciation (depreciation): Options” in the Statements of Operations.

The option contract activity during the period ended September 30, 2011 was as follows:

Number of Contracts
Plumb Balanced Fund	Plumb Equity Fund

Options outstanding,
beginning of period	100	501
Options purchased	100	775
Options terminated
in closing transactions	—	(1,001)
Options outstanding, end of period	200	275

Other:

Investment and shareholder transactions are recorded on the trade date.  Gains or losses from investment transactions are determined using the specific identification method.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2011, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $55,861 and $21,656, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2011, $16,913 and $7,542 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC.  The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  Prior to July 1, 2010, annual operating expenses were limited to 1.10% and 1.20% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Effective July 1, 2010 until July 31, 2012, the Advisor has agreed to limit annual operating expenses to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  For the six months ended September 30, 2011, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $64,941 and $28,457, respectively.  The waived expenses for the six months ended September 30, 2011 are subject to potential recovery until March 31, 2015.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2011 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2012 . . . . . . . $213,244	2012 . . . . . . . $137,938
2013 . . . . . . . $223,649	2013 . . . . . . . $132,191
2014 . . . . . . . $147,474	2014 . . . . . . . $ 77,943

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  These fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, purchases and sales of investment securities (including options), other than short-term investments and short-term U.S. Government Obligations, were as follows:

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$17,225,926	$11,033,724
Sales:	$13,215,004	$5,998,513

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2011, Charles Schwab Inc., for the benefit of its customers, owned 35.27% of the Plumb Equity Fund.  As of September 30, 2011, the SVA Plumb Trust Company, for the benefit of its customers, owned 49.44% and 40.31% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  As a result, Charles Schwab Inc. may be deemed to control the Plumb Equity Fund, and the SVA Plumb Trust Company may be deemed to control both the Plumb Balanced Fund and the Plumb Equity Fund.  SVA Plumb Trust Company is wholly owned by SVA Plumb Financial, LLC.

7.	FEDERAL TAX INFORMATION

As of March 31, 2011 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$5,897,321	$3,090,610
Unrealized depreciation	(628,151)	(346,660)
Net tax unrealized
appreciation on investments	5,269,170	2,743,950
Undistributed ordinary income	166,283	—
Other accumulated losses	(13,805,503)	(5,666,356)
Total accumulated losses	$(8,370,050)	$(2,922,406)

The tax cost of investments as of March 31, 2011 was $39,165,314 and $14,452,733 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and the timing of income generated from certain underlying investments.

PLUMB FUNDS
Notes to Financial Statements
September 30, 2011 (Unaudited) (Continued)

As of March 31, 2011 the Funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2017	$(5,587,505)	$(2,491,019)
March 31, 2018	$(8,217,998)	$(3,175,337)

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2011 and 2010 were as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2011	March 31, 2010

Distributions paid from:
Ordinary Income	$895,239	$934,405
Total Distributions Paid	$895,239	$934,405

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2011	March 31, 2010

Distributions paid from:
Ordinary Income	$120,439	$140,237
Total Distributions Paid	$120,439	$140,237

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval.  At its meeting held May 16, 2011, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor whereby the Advisor agreed to limit expenses until July 31, 2012 to 1.25% and 1.40% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered at the Meeting various materials, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum from Funds’ management providing information regarding:

o	the Funds’ absolute performances, and their performances relative to industry benchmarks and a universe of relevant peers, as determined by Morningstar;

o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective Morningstar peers;

o	the Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor; and

o	services provided to other similarly-sized clients of the Advisor and the fees paid by such clients.

•	the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board agreed that the Advisor, which traces its origins back over twenty-five years, twenty-two of those managing mutual funds, was well qualified to continue to manage a mutual fund.  They noted the staff’s long history in money management, especially that of the portfolio managers.

The performance of the Funds.

The Board was satisfied with the Funds’ performance, relative to both their respective peer groups and benchmark indices.  The Board considered the Advisor’s adherence to its investment philosophy of owning what it viewed to be top-quality companies, and that such a strategy is designed for longer-term success and less volatility rather than short-term payoffs.  The Board reviewed the one-year, three-year, and life-of-fund performances of the Balanced and Equity Fund.  The Board noted that the Equity Fund outperformed its benchmark for the three-year period, and Morningstar ranked the Equity Fund in the top 28% of 2,232 funds with similar objectives.  The Board also noted that the Balanced Fund underperformed its three-year benchmark by 0.68%.  The Board further noted that both Funds were created in May of 2007, such that the relative newness of the Funds may make historical performance comparisons less informative than they might otherwise be because of the relative lack of longer-term comparison data.  After considering the performances of the Balanced Fund and Equity Fund, the Board determined that relative to the performances of each Fund’s respective benchmark index,, the performances of the Balanced Fund and Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board considered the fees and expenses charged by the Advisor and incurred by the Fund.  The Board noted especially the Advisor’s willingness to waive large portions of its fees and/or to reimburse expenses under the Advisory Agreement and administrative agreement over the past year, with the advisor waiving and/or reimbursing 35 basis points and 50 basis points of such fees for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The Board noted that despite the Funds having operated for less than four years, the waivers

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

granted by the Advisor kept the Funds’ expense ratios at or below the median expense ratios of funds in their respective Morningstar peer groups.

The Board compared the fees charged by the Advisor to the Funds to those being charged by the Advisor to other investment advisory clients.  The Board noted that the fees charged to other investment advisory clients were generally higher than the fees charged to the Funds because of the higher level of service required of the other investment advisory clients.

Ultimately, the Board concluded that the Funds’ advisory fee rate of 65 basis point of assets under management to be fair and reasonable.

The extent to which economies of scale will be realized as the Funds grow.

The Board noted that, due to their relatively small size, the Funds have yet to achieve any economies of scale, but due to the amount of fixed costs associated with running a fund, growth in assets would likely help to achieve these economies.

Costs of the services and profits realized by the Advisor.

The Board also discussed the profitability of the Advisor and the benefits being realized by the Advisor by virtue of its managing the Funds.  Particularly in light of the fact that the Advisor waived a substantial portion of its advisory fee, the Board felt that the profits being realized by the Advisor were not excessive.  The Board also considered other benefits to the Advisor, including the fact that the Advisor received compensation in the form of soft-dollar commissions to pay for research.  They agreed that such non-economic benefits, including the research, would benefit the Fund and did not constitute excessive compensation to the Advisor.

Based on its evaluation of all material factors and the information provided to it, the Board of Directors, including all of the Independent Directors, voted unanimously to renew the Agreement for a one-year period.

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1221 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH  44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not Applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)           /s/Thomas G. Plumb
 Thomas G. Plumb, President

Date     November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/Thomas G. Plumb
      Thomas G. Plumb, Principal Executive Officer

Date     November 22, 2011

By (Signature and Title)            /s/Timothy R. O’Brien
  Timothy R. O’Brien, Principal Financial Officer

Date     November 22, 2011